UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/13 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (37.4%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$235,392	$139,117

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			25,000	21,063

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,314,000	3,106,875

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,564,666	946,623

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s, 2022 (Belgium)		EUR	3,150,000	4,855,483

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019 (Brazil)			$100,000	112,850

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	522,668

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		units	790	333,235

Canada (Government of) bonds 5s, 2037 (Canada)		CAD	200,000	260,631

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$200,000	213,500

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	20,600,000	334,645

France (Government of) unsec. bonds 3 1/4s, 2021 (France)		EUR	5,340,000	7,850,350

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022 (Germany)		EUR	11,900,000	16,158,551

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$210,000	229,971

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	105,000	59,407

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	75,000	42,156

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	105,000	58,931

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	165,000	92,841

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	575,000	322,962

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	135,000	75,774

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	265,000	149,869

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	365,000	207,245

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	225,000	128,445

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	105,000	60,061

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	235,000	135,607

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	45,000	25,997

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	665,000	390,357

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	75,000	44,974

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	365,000	225,857

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	75,000	47,574

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	315,000	204,149

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	1,055,000	709,240

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	95,000	66,897

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	445,000	328,421

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$485,000	428,696

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	921,000	1,364,563

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	700,000	1,008,827

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2023 (Italy)		EUR	2,440,000	3,346,746

Italy (Republic of) unsec. bonds 4 1/2s, 2023 (Italy)		EUR	3,150,000	4,244,996

Italy (Republic of) unsec. bonds 4 1/2s, 2018 (Italy)		EUR	5,130,000	7,193,706

Italy (Republic of) unsec. bonds 3 3/4s, 2016 (Italy)		EUR	2,180,000	3,005,409

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021 (Japan)		JPY	1,377,000,000	14,443,663

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036 (Japan)		JPY	106,000,000	1,236,447

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	266,007

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,753,677

Ontario (Province of) debs. 5s, 2014 (Canada)		CAD	1,100,000	1,095,523

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$235,000	252,038

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	3,231,000	4,085,505

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			$600,000	631,392

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			89,400	104,875

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	207,164

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			1,600,000	1,544,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	271,000	392,085

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)		EUR	1,290,000	1,671,754

Spain (Kingdom of) sr. unsec. bonds 3 1/4s, 2016 (Spain)		EUR	1,800,000	2,437,015

Spain (Kingdom of) sr. unsec. unsub. bonds 5.85s, 2022 (Spain)			$1,160,000	1,691,477

Spain (Kingdom of) sr. unsec. unsub. bonds 4.1s, 2018 (Spain)		EUR	10,250,000	14,070,804

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022 (Sweden)		SEK	1,500,000	256,750

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014 (Sweden)		SEK	3,585,000	573,873

Switzerland (Government of) bonds 2s, 2021 (Switzerland)		CHF	600,000	705,380

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			$375,000	374,876

United Kingdom Treasury bonds 3 3/4s, 2019 (United Kingdom)		GBP	5,530,000	9,505,048

United Mexican States unsec. bonds Ser. M20, 10s, 2024 (Mexico)		MXN	16,065,000	1,687,669

United Mexican States unsec. bonds Ser. M 6 1/2s, 2022 (Mexico)		MXN	22,759,000	1,837,220

Total foreign government and agency bonds and notes (cost $121,128,798)				$119,879,511

CORPORATE BONDS AND NOTES (28.1%)(a)
			Principal amount	Value

Basic materials (2.3%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)			$371,000	$347,500

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)			124,000	119,358

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			151,000	149,113

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	168,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			15,000	17,858

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			175,000	165,439

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			390,000	374,356

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			280,000	274,842

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			90,000	91,114

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019			150,000	165,853

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	153,241

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	343,558

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	163,815

International Paper Co. sr. unsec. notes 7.95s, 2018			155,000	193,102

LYB International Finance BV sr. unsec. unsub. notes 4s, 2023 (Netherlands)			385,000	382,083

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			230,000	263,292

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			311,000	304,243

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	158,161

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	117,848

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			260,000	313,555

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)			400,000	396,808

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			230,000	238,742

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			105,000	111,227

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			155,000	204,469

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	210,293

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	157,510

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			955,000	1,111,274

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			300,000	360,464

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			360,000	326,254

				7,383,372
Capital goods (0.5%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			285,000	293,550

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			105,000	98,700

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			542,000	567,745

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			253,000	317,823

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			250,000	251,821

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			50,000	50,039

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			30,000	29,740

				1,609,418
Communication services (2.2%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	106,856

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	205,829

American Tower Corp. sr. unsec. notes 7s, 2017(R)			130,000	149,452

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			275,000	320,019

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045			286,000	249,751

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028			310,000	294,500

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			75,000	90,177

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			120,000	127,981

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	202,149

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	146,385

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	148,667

Orange S.A. sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	616,780

Orange S.A. sr. unsec. unsub. notes 4 1/8s, 2021 (France)			128,000	130,577

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			518,000	580,050

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	96,472

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	194,696

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	376,673

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			270,000	266,568

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026			580,000	766,991

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)			153,000	158,032

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			185,000	192,859

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			420,000	406,090

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)			155,000	170,695

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			175,000	172,880

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			105,000	103,618

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041			525,000	449,490

Time Warner Cable, Inc. sr. unsec. FRN notes 8 3/4s, 2019			60,000	71,090

Verizon Global Funding Corp. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	143,483

				6,938,810
Consumer cyclicals (2.0%)

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042			240,000	182,227

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022			335,000	280,075

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	96,581

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			170,000	216,511

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	168,800

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023			425,000	425,000

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			49,000	50,305

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. sr. unsec. unsub. notes 5.2s, 2020			185,000	199,299

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	246,200

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	18,298

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			260,000	281,874

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016			640,000	674,516

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			171,000	167,153

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			244,000	243,085

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			94,000	106,220

Hayatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			160,000	149,546

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			61,000	66,676

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			29,000	30,208

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	158,413

L Brands, Inc. sr. notes 5 5/8s, 2022			220,000	227,150

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			80,000	92,613

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	124,206

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	29,862

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			50,000	50,617

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			180,000	182,821

News America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			475,000	525,040

News America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022			71,000	66,956

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			150,000	146,939

Owens Corning company guaranty sr. unsec. notes 9s, 2019			15,000	18,413

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033			38,000	42,319

Time Warner Entertainment Co., LP sr. unsec. debs. 8 3/8s, 2023			127,000	148,844

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	279,304

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			50,000	53,924

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			255,000	235,768

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			545,000	543,270

				6,529,033
Consumer staples (1.4%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			63,000	97,050

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			61,000	81,671

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			44,000	58,601

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			385,000	356,661

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	228,793

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	245,059

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			50,000	65,522

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020 ( R )			75,000	72,750

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032			324,982	393,322

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			380,000	411,605

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			50,000	48,096

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			195,000	202,329

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021			445,000	462,216

Erac USA Finance, LLC 144A unsec. sub. notes 7s, 2037			85,000	101,872

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			377,000	348,869

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	711,485

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	210,873

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			195,000	220,051

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	214,941

				4,531,766
Energy (2.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	113,300

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	574,328

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	207,448

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			265,000	289,687

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	151,895

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			115,000	105,254

Continental Resources, Inc./OK company guaranty sr. unsec. notes 4 1/2s, 2023			120,000	117,300

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	620,296

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			300,000	316,713

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	237,855

Lukoil International Finance B.V. 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			310,000	290,732

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	51,124

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			200,000	200,246

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	161,371

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	62,719

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	224,063

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			185,000	190,869

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			295,000	323,025

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			485,000	485,000

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			300,000	246,969

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			170,000	156,400

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			422,000	451,814

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	580,114

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	22,142

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	87,032

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021			140,000	142,272

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	179,714

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			365,000	496,524

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)			36,000	46,187

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	10,529

				7,142,922
Financials (10.6%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			1,190,000	1,271,206

Aflac, Inc. sr. unsec. notes 6.9s, 2039			295,000	369,746

Aflac, Inc. sr. unsec. notes 6.45s, 2040			108,000	129,530

American Express Co. sr. unsec. notes 2.65s, 2022			111,000	103,855

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			249,000	304,403

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			545,000	470,780

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			550,000	651,305

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	292,517

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			485,000	483,788

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	422,569

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			725,000	821,555

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			370,000	474,199

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			725,000	798,920

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			295,000	268,450

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			230,000	275,671

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			335,000	310,795

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)			300,000	301,650

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			593,000	593,593

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	621,032

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,379

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021			80,000	90,864

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	295,475

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	117,640

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)			120,000	124,270

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			380,000	468,770

EPR Properties unsec. notes 5 1/4s, 2023(R)			285,000	279,064

GE Capital Trust IV 144A unsec. sub. FRB bonds 4 5/8s, 2066		EUR	90,000	118,607

General Electric Capital Corp. sr. unsec. unsub. notes Ser. MTN, 5 7/8s, 2038			$740,000	811,372

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			225,000	270,010

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	235,252

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	11,531

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038			220,000	251,350

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			800,000	864,566

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			165,000	160,523

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039			250,000	299,670

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			200,000	204,000

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			685,000	740,653

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			100,000	103,875

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			850,000	891,874

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	234,300

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			390,000	401,700

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.275s, 2047			964,000	742,280

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			535,000	556,400

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			265,000	273,613

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	755,625

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			1,040,000	1,127,724

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			540,000	588,362

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			435,000	641,339

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			220,000	259,600

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	130,000

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			425,000	453,747

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	111,194

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	218,838

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	37,051

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			40,000	55,402

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	853,129

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	29,566

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	95,078

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			445,000	485,050

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			90,000	86,963

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			268,000	248,570

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	104,785

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			865,000	1,115,850

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			120,000	116,677

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			210,000	172,725

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			80,000	82,098

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)			820,000	908,150

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)			430,000	410,181

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	626,769

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			275,000	293,999

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			450,000	470,790

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	687,441

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. notes 5s, 2018(R)			270,000	287,177

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049 (United Kingdom)			100,000	102,000

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			330,000	309,787

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.273s, 2037			550,000	452,527

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	99,087

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019			135,000	156,747

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	260,990

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			170,000	224,078

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			500,000	540,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. REGS 6 1/4s, 2035 (Russia)			100,000	105,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	749,678

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	105,750

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038			930,000	1,142,375

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	440,474

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			300,000	319,500

				33,982,225
Health care (0.6%)

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042			$80,000	73,401

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022			65,000	61,900

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017			15,000	14,911

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			200,000	245,882

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042			295,000	317,888

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021			250,000	279,897

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	127,050

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	142,425

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			120,000	120,026

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	200,471

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	29,859

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			120,000	116,296

				1,730,006
Supra-Nation (2.5%)

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	2,050,720

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s, 2014 (Kazakhstan)			$100,000	106,047

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	3,625,104

European Investment Bank sr. unsec. unsub. notes 4 1/8s, 2024 (Luxembourg)			$450,000	700,525

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub. bonds 3 1/4s, 2014 (Germany)		EUR	1,055,000	1,429,610

				7,912,006
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			480,000	416,638

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	154,063

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			230,000	235,175

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			225,000	218,250

				1,024,126
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	318,866

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	11,379

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2019			69,940	73,962

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			108,800	113,152

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			60,000	58,562

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018			106,167	116,917

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			121,418	143,516

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)			39,000	37,290

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043			76,000	68,309

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	154,468

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			177,406	205,126

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			35,810	37,422

				1,338,969
Utilities and power (3.1%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	62,116

Beaver Valley Funding Corp. sr. bonds 9s, 2017			42,000	42,582

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			509,460	548,731

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	525,208

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			65,000	62,030

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	158,273

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	347,321

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	139,628

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	110,115

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			465,000	571,955

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,114,000	1,072,225

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			175,000	180,698

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	565,283

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	224,350

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	121,122

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	372,586

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			$155,000	160,808

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	141,220

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			370,000	421,054

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			195,000	218,166

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042			435,000	393,036

Oncore Electric Delivery Co., LLC bank guaranty unsec. sub. notes 4.55s, 2041			270,000	262,244

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	693,898

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	249,900

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	23,219

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			530,000	699,675

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			340,000	356,903

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			170,000	194,350

Westar Energy, Inc. 1st mtge. bonds 8 5/8s, 2018			145,000	189,235

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	33,089

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			830,000	873,575

				10,014,595

Total corporate bonds and notes (cost $86,935,267)				$90,137,248

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 4s, TBA, September 1, 2043			$2,000,000	$2,080,000

				2,080,000
U.S. Government Agency Mortgage Obligations (23.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			23,523	25,981
5 1/2s, June 1, 2035			24,929	27,080
5 1/2s, April 1, 2020			7,570	8,134
4s, with due dates from August 1, 2042 to June 1, 2043			1,751,461	1,803,252
3 1/2s, with due dates from September 1, 2042 to April 1, 2043			1,940,693	1,954,598

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			131,658	153,265
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			65,701	73,290
6s, July 1, 2037			3,181	3,473
6s, with due dates from May 1, 2021 to October 1, 2021			75,718	83,510
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			66,469	71,234
5 1/2s, TBA, August 1, 2043			1,000,000	1,089,062
5s, May 1, 2037			150,724	162,399
5s, with due dates from May 1, 2020 to March 1, 2021			8,932	9,546
4s, with due dates from May 1, 2019 to September 1, 2020			114,117	120,778
4s, TBA, September 1, 2043			9,000,000	9,318,867
4s, TBA, August 1, 2043			9,000,000	9,346,640
3 1/2s, with due dates from May 1, 2043 to June 1, 2043(FWC)			8,954,974	8,978,377
3 1/2s, TBA, August 1, 2043			38,000,000	38,299,843
3s, TBA, August 1, 2043			5,000,000	4,847,266

				76,376,595

Total U.S. government and agency mortgage obligations (cost $78,225,258)				$78,456,595

U.S. TREASURY OBLIGATIONS (0.8%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2 1/2s, January 15, 2019(i)			$152,965	$189,000

U.S. Treasury Notes
3/4s, February 28, 2018(i)			177,000	173,589
1/4s, December 15, 2015(i)			1,771,000	1,764,554
1/4s, July 15, 2015(i)			416,000	415,530

Total U.S. treasury obligations (cost $2,542,673)				$2,542,673

MORTGAGE-BACKED SECURITIES (23.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.0%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.836s, 2032			$88,152	$137,415
IFB Ser. 3408, Class EK, 25.024s, 2037			33,365	47,893
IFB Ser. 3072, Class SM, 23.096s, 2035			97,843	139,981
IFB Ser. 3072, Class SB, 22.95s, 2035			87,859	125,161
IFB Ser. 3249, Class PS, 21.645s, 2036			71,641	98,629
IFB Ser. 3065, Class DC, 19.287s, 2035			96,440	142,287
IFB Ser. 2990, Class LB, 16.457s, 2034			93,426	123,192
IFB Ser. 3856, Class PS, IO, 6.409s, 2040			5,223,524	645,807
IFB Ser. 3934, Class SA, IO, 6.209s, 2041			894,466	172,283
IFB Ser. 4112, Class SC, IO, 5.959s, 2042			5,538,180	955,325
IFB Ser. 4105, Class LS, IO, 5.959s, 2041			1,374,637	268,563
Ser. 3632, Class CI, IO, 5s, 2038			92,947	7,256
Ser. 3626, Class DI, IO, 5s, 2037			39,214	1,173
IFB Ser. 3852, Class SG, 4.839s, 2041			921,104	860,818
Ser. 304, Class C27, IO, 4 1/2s, 2042			3,330,477	597,554
Ser. 3747, Class HI, IO, 4 1/2s, 2037			276,112	32,335
Ser. 3707, Class PI, IO, 4 1/2s, 2025			712,546	58,493
Ser. 304, Class C53, IO, 4s, 2032			5,603,725	832,826
Ser. BC-4604, Class SA, IO, 3 1/2s, 2043(FWC)			1,915,000	411,725
Ser. 4141, Class PI, IO, 3s, 2042			4,310,725	613,158
Ser. 4165, Class TI, IO, 3s, 2042			11,666,195	1,623,934
Ser. 3300, PO, zero %, 2037			12,707	12,030
FRB Ser. 3326, Class WF, zero %, 2035			4,165	4,019

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.87s, 2036			78,540	126,877
IFB Ser. 07-53, Class SP, 23.503s, 2037			86,009	124,906
IFB Ser. 05-75, Class GS, 19.68s, 2035			84,778	115,293
IFB Ser. 12-96, Class PS, IO, 6.51s, 2041			2,868,404	524,229
IFB Ser. 12-3, Class CS, IO, 6.36s, 2040			3,012,197	516,923
IFB Ser. 12-30, Class HS, IO, 6.26s, 2042			7,168,968	1,264,964
IFB Ser. 10-46, Class SB, IO, 6.26s, 2040			1,269,812	181,875
IFB Ser. 404, Class S13, IO, 6.21s, 2040			2,316,689	404,043
IFB Ser. 12-132, Class SB, IO, 6.01s, 2042			4,719,683	650,278
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,354,209	139,605
Ser. 409, Class C16, IO, 4s, 2040			1,416,718	270,366
Ser. 12-124, Class JI, 3 1/2s, 2042(F)			2,951,616	442,223
Ser. 13-55, Class IK, IO, 3s, 2043			2,378,442	355,173
Ser. 13-35, Class IP, IO, 3s, 2042(F)			6,235,448	769,311
Ser. 13-55, Class PI, IO, 3s, 2042			6,325,923	839,577
Ser. 13-23, Class PI, IO, 3s, 2041			8,454,472	965,585
Ser. 13-55, Class MI, IO, 3s, 2032			3,668,530	526,874
Ser. 03-W10, Class 1, IO, 1.252s, 2043			700,716	25,921
Ser. 07-64, Class LO, PO, zero %, 2037			20,363	17,929

Government National Mortgage Association
IFB Ser. 10-56, Class SC, IO, 6.308s, 2040			1,171,430	194,539
IFB Ser. 10-171, Class SB, IO, 6.258s, 2040			4,001,421	748,306
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042			1,643,849	319,531
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			2,277,432	374,637
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040			4,464,957	806,483
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043			2,429,869	400,766
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			139,574	13,307
IFB Ser. 13-99, Class SL, IO, 5.958s, 2043			2,977,000	555,836
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			2,942,053	497,942
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040			1,286,632	218,547
IFB Ser. 10-151, Class SA, 5.858s, 2040			1,277,985	217,155
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040			2,637,669	412,832
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,873,383	374,152
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			97,233	16,481
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			7,125,495	1,463,924
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,250,768	284,159
Ser. 13-24, Class PI, IO, 4s, 2042			1,276,872	243,474
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,411,124	396,582
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			2,888,658	413,020
Ser. 13-53, Class PI, IO, 3s, 2041			5,883,415	806,087

Structured Agency Credit Risk Debt Notes FRB Ser. 13-DN1, Class M1, 3.59s, 2023			271,000	273,541

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2045			1,829,284	320,125

				25,525,235
Commercial mortgage-backed securities (11.3%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.632s, 2049			90,576	91,717
Ser. 06-5, Class A2, 5.317s, 2047			1,182,968	1,195,001
Ser. 05-4, Class B, 5.118s, 2045			423,000	418,770

Banc of America Commercial Mortgage Trust 144A

Ser. 03-1, Class J, 4.9s, 2036			1,170,375	1,170,375
Ser. 04-4, Class XC, IO, 0.857s, 2042			1,112,364	6,866
Ser. 07-5, Class XW, IO, 0.367s, 2051			7,552,556	80,110

Bayview Commercial Asset Trust 144A
Ser. 07-CD1A, IO, 2.14s, 2021		CAD	4,547,826	61,990
Ser. 06-CD1A, IO, zero %, 2023		CAD	2,975,861	5,215

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			$471,000	466,243
FRB Ser. 06-PW11, Class C, 5.435s, 2039			403,000	384,865
Ser. 06-PW14, Class X1, IO, 0.206s, 2038(F)			5,783,754	100,627

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045			1,612,000	1,411,306
Ser. 06-C5, Class XC, IO, 0.142s, 2049			38,112,000	560,246

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.158s, 2049			6,349,205	48,254
Ser. 07-CD5, Class XS, IO, 0.039s, 2044			4,569,505	19,921

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			841,000	877,079
Ser. 06-C8, Class AM, 5.347s, 2046			403,000	448,660
FRB Ser. 05-LP5, Class D, 5.089s, 2043			802,000	824,722

Commercial Mortgage Trust 144A

FRB Ser. 13-LC6, Class D, 4.291s, 2046			465,000	387,418
FRB Ser. 13-CR6, Class D, 4.177s, 2046			565,000	504,041
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049			1,364,000	1,193,500

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.559s, 2014 (Ireland)		GBP	102,358	130,799
FRB Ser. 05-CT2A, Class E, 1.554s, 2014 (Ireland)		GBP	27,639	37,420

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039			$307,344	308,369

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.138s, 2039			8,492,052	113,513
Ser. 07-C2, Class AX, IO, 0.071s, 2049			8,947,006	32,153

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			199,465	219,412
Ser. 02-CP5, Class M, 5 1/4s, 2035			76,222	4,558
Ser. 03-C3, Class AX, IO, 1.301s, 2038			237,873	2

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.444s, 2044			535,000	514,249

GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1, Class XC, IO, 0.112s, 2049			33,333,352	179,267

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			569,000	584,201

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			1,126,000	1,153,812

GS Mortgage Securities Trust Ser. 06-GG6, Class A2, 5.506s, 2038			72,286	73,732

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			14,874	14,911
FRB Ser. GC10, Class D, 4.285s, 2046			397,000	331,574

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			1,225,000	1,249,745
FRB Ser. 07-LD12, Class A3, 5.928s, 2051			1,213,048	1,256,821
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			914,000	760,104
FRB Ser. 04-CB9, Class B, 5.647s, 2041			394,000	404,205
Ser. 07-LDPX, Class A3S, 5.317s, 2049			580,000	582,666
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)			735,332	738,584
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			406,000	407,096
FRB Ser. 13-C10, Class D, 4.161s, 2047			447,000	362,388
Ser. 06-LDP8, Class X, IO, 0.528s, 2045			2,213,463	32,139
Ser. 06-CB17, Class X, IO, 0.493s, 2043			22,191,060	346,203
Ser. 07-LDPX, Class X, IO, 0.291s, 2049			19,397,116	172,634

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			569,000	554,440
FRB Ser. 07-CB20, Class C, 6.171s, 2051			401,000	370,785
FRB Ser. 11-C5, Class D, 5.314s, 2046			756,000	743,677
FRB Ser. 12-CBX, Class E, 5.188s, 2045			379,000	339,078
FRB Ser. 12-C8, Class D, 4.67s, 2045			824,000	769,073
FRB Ser. 12-LC9, Class E, 4.428s, 2047			244,000	203,787
FRB Ser. 12_LC9, Class D, 4.428s, 2047			474,000	429,596
Ser. 07-CB20, Class X1, IO, 0.137s, 2051			7,643,711	69,978

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	128,234

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class C, 5.35s, 2040			763,000	782,457
Ser. 06-C7, Class A2, 5.3s, 2038			509,183	530,706
Ser. 04-C6, Class E, 5.177s, 2036			431,000	442,163
Ser. 04-C8, Class D, 4.946s, 2039			468,000	484,146
Ser. 05-C1, Class D, 4.856s, 2040			518,000	537,373
Ser. 07-C2, Class XW, IO, 0.498s, 2040			824,201	16,083

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.65s, 2038			1,354,689	26,506
Ser. 05-C2, Class XCL, IO, 0.351s, 2040			3,481,190	15,025
Ser. 06-C7, Class XCL, IO, 0.257s, 2038			2,483,467	44,588
Ser. 06-C6, Class XCL, IO, 0.231s, 2039			26,082,440	501,748
Ser. 07-C2, Class XCL, IO, 0.193s, 2040			5,282,461	82,058

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.85s, 2050			539,000	561,797
FRB Ser. 07-C1, Class A2, 5.746s, 2050			153,746	156,318

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.312s, 2049			52,010	51,880

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			555,000	510,600

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.508s, 2049			139,899	2,616

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			130,644	132,947
FRB Ser. 07-HQ12, Class A2, 5.579s, 2049			375,951	377,454
FRB Ser. 07-HQ12, Class A2FX, 5.579s, 2049			1,735,672	1,770,906
Ser. 07-HQ11, Class C, 5.558s, 2044			477,000	408,264
Ser. 04-T13, Class A4, 4.66s, 2045			292,818	295,770

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039(F)			284,834	267,709
FRB Ser. 05-HQ5, Class X1, IO, 0.388s, 2042(F)			71,371,300	285,485

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.263s, 2043			656,143	672,133

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.759s, 2046			4,411,170	452,718

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.89s, 2045			3,240,810	381,392

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 5.972s, 2046			443,000	436,355
Ser. 06-C24, Class AJ, 5.658s, 2045			564,000	548,941
Ser. 07-C34, IO, 0.341s, 2046			2,006,750	24,282

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C16, Class G, 5.516s, 2041			770,000	747,499

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036(F)			87,000	73,946

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class E, 5.248s, 2044			989,000	928,542

				36,426,538
Residential mortgage-backed securities (non-agency) (4.0%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.35s, 2036			550,000	544,500
Ser. 13-RR1, Class 1A2, 2.86s, 2035			1,360,000	979,200
FRB Ser. 12-RR10, Class 9A2, 2.673s, 2035			280,000	229,600

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 12.395s, 2037			846,689	537,647
FRB Ser. 12-RR11, Class 5A3, 12.292s, 2037			311,380	180,600
Ser. 12-RR12, Class 1A2, 4s, 2037			608,302	600,698
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,817,773	1,272,441
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046			7,652,186	255,870
Ser. 09-RR7, Class 2A7, IO, 1.591s, 2047			17,433,990	707,820

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.065s, 2034			12,634	903

Countrywide Home Loans FRB Ser. 07-HY3, Class 4A1, 5.448s, 2047			363,412	317,986

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.06s, 2043 (United Kingdom)		GBP	121,603	182,121
FRB Ser. 03-2, Class 2C1, 2.77s, 2043 (United Kingdom)		EUR	327,000	428,282

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			$10,478,913	530,233
FRB Ser. 06-AR1, Class 2A1B, 1.232s, 2046			703,141	576,997
FRB Ser. 06-AR4, Class 1A1B, 1.102s, 2046			1,540,573	1,186,241
FRB Ser. 05-AR13, Class A1C3, 0.68s, 2045			3,871,716	3,019,939
FRB Ser. 05-AR9, Class A1C3, 0.67s, 2045			839,677	722,122

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-OA3, Class 2A, 0.913s, 2047			805,001	466,901

				12,740,101

Total mortgage-backed securities (cost $73,179,725)				$74,691,874

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$130,419

IL State G.O. Bonds
4.421s, 1/1/15			45,000	46,879
4.071s, 1/1/14			135,000	136,706

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	116,977

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	120,636

Total municipal bonds and notes (cost $490,675)				$551,617

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.90)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.90		$30,622,800	$136,884

2.70/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.70		30,622,800	114,836

Credit Suisse International

(2.885)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.885		30,622,800	158,626

2.685/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.685		30,622,800	107,486

Total purchased swap options outstanding (cost $897,309)				$517,832

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Aramark Corp. bank term loan FRN 3.752s, 2016			$7,147	$7,183

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016			15,770	15,835

Aramark Corp. bank term loan FRN Ser. C, 0.045s, 2016			1,037	1,041

Aramark Corp. bank term loan FRN Ser. C3, 0.045s, 2016			576	579

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			10,436	9,238

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 5s, 2020			13,809	13,930

SunGard Data Systems, Inc. bank term loan FRN 1.953s, 2014			355	354

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.721s, 2017			25,177	17,632

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			15,072	15,140

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			12,952	12,992

Total senior loans (cost $97,768)				$93,924

SHORT-TERM INVESTMENTS (8.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)			10,239,409	$10,239,409

SSgA Prime Money Market Fund 0.02%(P)			4,081,000	4,081,000

U.S. Treasury Bills with an effective yield of 0.18%, October 17, 2013(SEG)(SEGSF)			$294,000	293,984

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)(SEGCCS)			700,000	699,796

U.S. Treasury Bills with an effective yield of 0.12%, May 1, 2014(SEGSF)			139,000	138,918

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014(SEG)(SEGSF)(SEGCCS)			3,239,000	3,237,458

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.13%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			8,672,000	8,666,563

Total short-term investments (cost $27,354,613)				$27,357,128

TOTAL INVESTMENTS

Total investments (cost $390,852,086)(b)				$394,228,402

FORWARD CURRENCY CONTRACTS at 7/31/13 (aggregate face value $267,187,404) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$105,252	$97,903	$7,349
	British Pound	Buy	9/18/13	42,429	42,401	28
	British Pound	Sell	9/18/13	42,429	42,764	335
	Euro	Buy	9/18/13	3,580,942	3,565,249	15,693
	Euro	Sell	9/18/13	3,580,942	3,530,148	(50,794)
	Japanese Yen	Buy	8/22/13	2,336,891	2,315,946	20,945
	Japanese Yen	Sell	8/22/13	2,336,891	2,338,400	1,509
	Singapore Dollar	Sell	8/22/13	1,150,585	1,159,544	8,959
	South Korean Won	Buy	8/22/13	784,876	780,902	3,974
	South Korean Won	Sell	8/22/13	784,876	779,500	(5,376)
	Swiss Franc	Buy	9/18/13	444,053	446,709	(2,656)
	Swiss Franc	Sell	9/18/13	444,053	434,388	(9,665)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	1,138,007	1,153,534	(15,527)
	Australian Dollar	Sell	10/18/13	1,138,007	1,152,344	14,337
	Brazilian Real	Sell	10/18/13	56,794	58,043	1,249
	British Pound	Sell	9/18/13	1,018,913	1,042,383	23,470
	Canadian Dollar	Sell	10/18/13	707,550	698,566	(8,984)
	Euro	Buy	9/18/13	6,629,393	6,543,133	86,260
	Euro	Sell	9/18/13	6,629,393	6,554,508	(74,885)
	Indonesian Rupiah	Sell	8/22/13	250,059	228,739	(21,320)
	Japanese Yen	Buy	8/22/13	3,160,373	3,141,155	19,218
	Malaysian Ringgit	Buy	8/22/13	2,272,092	2,447,066	(174,974)
	Malaysian Ringgit	Sell	8/22/13	2,272,092	2,387,191	115,099
	Mexican Peso	Sell	10/18/13	481,592	475,661	(5,931)
	New Taiwan Dollar	Buy	8/22/13	265,488	268,680	(3,192)
	New Taiwan Dollar	Sell	8/22/13	265,488	267,405	1,917
	Norwegian Krone	Buy	9/18/13	808,611	757,503	51,108
	Polish Zloty	Sell	9/18/13	364,759	350,873	(13,886)
	Singapore Dollar	Sell	8/22/13	1,598,875	1,598,559	(316)
	South Korean Won	Buy	8/22/13	1,204,622	1,237,473	(32,851)
	South Korean Won	Sell	8/22/13	1,204,622	1,197,774	(6,848)
	Swedish Krona	Sell	9/18/13	1,039,032	1,013,910	(25,122)
	Swiss Franc	Buy	9/18/13	1,395,179	1,378,816	16,363
	Swiss Franc	Sell	9/18/13	1,395,179	1,371,339	(23,840)
Citibank, N.A.
	Australian Dollar	Sell	10/18/13	115,088	102,182	(12,906)
	Brazilian Real	Sell	10/18/13	242,614	248,082	5,468
	British Pound	Buy	9/18/13	1,828,721	1,834,731	(6,010)
	British Pound	Sell	9/18/13	1,828,721	1,842,424	13,703
	Canadian Dollar	Buy	10/18/13	895,395	875,578	19,817
	Canadian Dollar	Sell	10/18/13	895,395	884,365	(11,030)
	Danish Krone	Buy	9/18/13	653,428	636,386	17,042
	Euro	Sell	9/18/13	15,257,956	14,941,677	(316,279)
	Japanese Yen	Buy	8/22/13	3,885,989	3,832,330	53,659
	Swedish Krona	Buy	9/18/13	52,430	52,060	370
	Swedish Krona	Sell	9/18/13	52,430	50,463	(1,967)
	Swiss Franc	Sell	9/18/13	1,662,497	1,640,743	(21,754)
	Thai Baht	Buy	8/22/13	549,243	608,522	(59,279)
	Turkish Lira	Sell	9/18/13	17,253	17,668	415
Credit Suisse International
	Australian Dollar	Buy	10/18/13	914,000	943,210	(29,210)
	Australian Dollar	Sell	10/18/13	914,000	929,652	15,652
	British Pound	Sell	9/18/13	2,670,768	2,681,494	10,726
	Canadian Dollar	Buy	10/18/13	810,364	796,684	13,680
	Canadian Dollar	Sell	10/18/13	810,364	806,269	(4,095)
	Chinese Yuan (onshore)	Buy	8/22/13	1,133,016	1,120,605	12,411
	Chinese Yuan (onshore)	Sell	8/22/13	1,133,016	1,123,100	(9,916)
	Czech Koruna	Sell	9/18/13	253,885	254,123	238
	Euro	Buy	9/18/13	3,830,556	3,865,847	(35,291)
	Indonesian Rupiah	Buy	8/22/13	259,945	273,072	(13,127)
	Indonesian Rupiah	Sell	8/22/13	259,945	268,652	8,707
	Japanese Yen	Sell	8/22/13	6,823,871	6,937,877	114,006
	Mexican Peso	Buy	10/18/13	188,088	186,199	1,889
	Mexican Peso	Sell	10/18/13	188,088	188,276	188
	New Taiwan Dollar	Buy	8/22/13	265,484	270,033	(4,549)
	New Taiwan Dollar	Sell	8/22/13	265,484	267,401	1,917
	New Zealand Dollar	Buy	10/18/13	222,586	217,529	5,057
	Norwegian Krone	Buy	9/18/13	424,490	471,903	(47,413)
	Philippine Peso	Buy	8/22/13	582,273	614,395	(32,122)
	Philippine Peso	Sell	8/22/13	582,273	597,766	15,493
	Polish Zloty	Buy	9/18/13	845,228	843,685	1,543
	Polish Zloty	Sell	9/18/13	845,228	832,841	(12,387)
	South African Rand	Buy	10/18/13	533,113	528,345	4,768
	South Korean Won	Buy	8/22/13	233,126	226,101	7,025
	Swedish Krona	Buy	9/18/13	1,690,166	1,675,367	14,799
	Swedish Krona	Sell	9/18/13	1,690,166	1,700,883	10,717
	Swiss Franc	Sell	9/18/13	2,756,524	2,731,498	(25,026)
	Turkish Lira	Sell	9/18/13	17,202	17,751	549
Deutsche Bank AG
	British Pound	Buy	9/18/13	2,579,067	2,565,492	13,575
	British Pound	Sell	9/18/13	2,579,067	2,594,489	15,422
	Euro	Buy	9/18/13	5,893,991	5,771,225	122,766
	Euro	Sell	9/18/13	5,893,991	5,804,660	(89,331)
	Japanese Yen	Buy	8/22/13	797,105	756,993	40,112
	Norwegian Krone	Buy	9/18/13	150,311	152,149	(1,838)
	Polish Zloty	Buy	9/18/13	513,539	500,715	12,824
	Polish Zloty	Sell	9/18/13	513,539	509,495	(4,044)
	Swedish Krona	Buy	9/18/13	52,629	52,251	378
	Swedish Krona	Sell	9/18/13	52,629	50,659	(1,970)
	Swiss Franc	Sell	9/18/13	1,671,793	1,595,467	(76,326)
Goldman Sachs International
	British Pound	Buy	9/18/13	32,696	32,675	21
	British Pound	Sell	9/18/13	32,696	32,968	272
	Canadian Dollar	Sell	10/18/13	516,790	519,957	3,167
	Euro	Sell	9/18/13	20,288,146	20,008,891	(279,255)
	Japanese Yen	Sell	8/22/13	731,015	797,216	66,201
	Norwegian Krone	Buy	9/18/13	238,706	241,321	(2,615)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	900,676	913,836	(13,160)
	Australian Dollar	Sell	10/18/13	900,676	915,934	15,258
	British Pound	Sell	9/18/13	506,111	528,128	22,017
	Chinese Yuan (offshore)	Sell	8/22/13	971,190	969,212	(1,978)
	Euro	Buy	9/18/13	15,598,713	15,641,624	(42,911)
	Euro	Sell	9/18/13	15,598,713	15,417,891	(180,822)
	Indian Rupee	Sell	8/22/13	346,552	362,640	16,088
	Indonesian Rupiah	Sell	8/22/13	250,058	246,558	(3,500)
	Japanese Yen	Buy	8/22/13	5,319,537	5,297,272	22,265
	Norwegian Krone	Buy	9/18/13	891,991	856,907	35,084
	Philippine Peso	Buy	8/22/13	259,507	274,474	(14,967)
	Philippine Peso	Sell	8/22/13	259,507	263,450	3,943
	Polish Zloty	Buy	9/18/13	263,804	263,099	705
	Polish Zloty	Sell	9/18/13	263,804	260,505	(3,299)
	Swedish Krona	Buy	9/18/13	861,175	870,237	(9,062)
	Swedish Krona	Sell	9/18/13	861,175	862,058	883
	Swiss Franc	Buy	9/18/13	613,438	617,096	(3,658)
	Swiss Franc	Sell	9/18/13	613,438	600,180	(13,258)
	Thai Baht	Buy	8/22/13	256,290	272,892	(16,602)
	Thai Baht	Sell	8/22/13	256,290	262,366	6,076
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/13	87,099	81,264	(5,835)
	British Pound	Sell	9/18/13	449,995	445,021	(4,974)
	Canadian Dollar	Buy	10/18/13	1,564,269	1,538,641	25,628
	Canadian Dollar	Sell	10/18/13	1,564,269	1,544,320	(19,949)
	Chinese Yuan (onshore)	Buy	8/22/13	692,716	684,707	8,009
	Chinese Yuan (onshore)	Sell	8/22/13	692,716	686,517	(6,199)
	Czech Koruna	Sell	9/18/13	494,811	491,334	(3,477)
	Euro	Sell	9/18/13	934,987	904,201	(30,786)
	Japanese Yen	Sell	8/22/13	852,701	919,814	67,113
	Malaysian Ringgit	Buy	8/22/13	250,921	275,259	(24,338)
	Mexican Peso	Sell	10/18/13	561,387	554,010	(7,377)
	New Taiwan Dollar	Buy	8/22/13	110	2,359	(2,249)
	Norwegian Krone	Buy	9/18/13	648,592	676,787	(28,195)
	Polish Zloty	Buy	9/18/13	746,583	744,855	1,728
	Russian Ruble	Buy	9/18/13	260,209	263,298	(3,089)
	Russian Ruble	Sell	9/18/13	260,209	259,877	(332)
	Singapore Dollar	Sell	8/22/13	1,596,042	1,599,195	3,153
	South African Rand	Buy	10/18/13	1,063	1,069	(6)
	South African Rand	Sell	10/18/13	1,063	1,053	(10)
	South Korean Won	Buy	8/22/13	1,316,191	1,313,663	2,528
	Swedish Krona	Buy	9/18/13	884,639	873,742	10,897
	Swedish Krona	Sell	9/18/13	884,639	875,422	(9,217)
	Swiss Franc	Sell	9/18/13	560,147	551,910	(8,237)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/18/13	107,755	100,640	(7,115)
	British Pound	Sell	9/18/13	6,678,291	6,734,544	56,253
	Euro	Buy	9/18/13	828,009	824,778	3,231
	Euro	Sell	9/18/13	828,009	817,727	(10,282)
	Japanese Yen	Buy	8/22/13	1,672,490	1,672,419	71
	Japanese Yen	Sell	8/22/13	1,672,490	1,684,645	12,155
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/13	791,668	817,386	25,718
	Brazilian Real	Sell	10/18/13	131,916	135,037	3,121
	British Pound	Sell	9/18/13	503,221	524,845	21,624
	Canadian Dollar	Buy	10/18/13	880,624	860,899	19,725
	Canadian Dollar	Sell	10/18/13	880,624	876,212	(4,412)
	Czech Koruna	Sell	9/18/13	494,811	491,434	(3,377)
	Euro	Sell	9/18/13	5,081,949	4,980,395	(101,554)
	Israeli Shekel	Buy	10/18/13	154,498	151,594	2,904
	Japanese Yen	Buy	8/22/13	1,591,394	1,581,615	9,779
	Mexican Peso	Buy	10/18/13	143,864	143,979	(115)
	Mexican Peso	Sell	10/18/13	143,864	142,431	(1,433)
	Norwegian Krone	Buy	9/18/13	444,564	449,446	(4,882)
	Polish Zloty	Buy	9/18/13	483,620	472,908	10,712
	Polish Zloty	Sell	9/18/13	483,620	486,389	2,769
	Singapore Dollar	Sell	8/22/13	2,011,990	2,016,287	4,297
	South Korean Won	Buy	8/22/13	1,581,701	1,605,324	(23,623)
	South Korean Won	Sell	8/22/13	1,581,701	1,558,593	(23,108)
	Swedish Krona	Buy	9/18/13	117,242	124,237	(6,995)
	Swiss Franc	Sell	9/18/13	1,008,632	973,111	(35,521)
UBS AG
	Australian Dollar	Buy	10/18/13	7,154	9,133	(1,979)
	British Pound	Sell	9/18/13	300,048	313,520	13,472
	Canadian Dollar	Sell	10/18/13	125,359	127,466	2,107
	Euro	Buy	9/18/13	4,006,057	3,940,859	65,198
	Japanese Yen	Buy	8/22/13	1,109,468	1,084,446	25,022
	Mexican Peso	Sell	10/18/13	156,931	153,184	(3,747)
	New Taiwan Dollar	Buy	8/22/13	455,051	464,027	(8,976)
	New Taiwan Dollar	Sell	8/22/13	455,051	458,877	3,826
	Norwegian Krone	Buy	9/18/13	41,876	63,633	(21,757)
	Philippine Peso	Buy	8/22/13	548,484	579,834	(31,350)
	Philippine Peso	Sell	8/22/13	548,484	563,571	15,087
	Polish Zloty	Buy	9/18/13	527,609	526,198	1,411
	Polish Zloty	Sell	9/18/13	527,609	521,559	(6,050)
	Russian Ruble	Buy	9/18/13	255,499	258,635	(3,136)
	Russian Ruble	Sell	9/18/13	255,499	255,171	(328)
	Singapore Dollar	Sell	8/22/13	1,897,419	1,896,457	(962)
	Swedish Krona	Buy	9/18/13	886,340	881,813	4,527
	Swedish Krona	Sell	9/18/13	886,340	884,519	(1,821)
	Swiss Franc	Sell	9/18/13	719,695	704,180	(15,515)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	1,064,322	1,106,952	(42,630)
	British Pound	Buy	9/18/13	1,894,114	1,914,039	(19,925)
	British Pound	Sell	9/18/13	1,894,114	1,901,293	7,179
	Canadian Dollar	Sell	10/18/13	3,740,076	3,655,958	(84,118)
	Euro	Buy	9/18/13	575,202	572,936	2,266
	Euro	Sell	9/18/13	575,202	566,054	(9,148)
	Japanese Yen	Buy	8/22/13	903,885	788,637	115,248

Total						$(823,786)

FUTURES CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	26	$3,330,055	Sep-13	$(116,039)
Euro-Bobl 5 yr (Short)	115	19,249,230	Sep-13	14,229
Euro-Bund 10 yr (Short)	139	26,326,864	Sep-13	210,137
Euro-Buxl 30 yr (Long)	21	3,603,359	Sep-13	(34,813)
Euro-Schatz 2 yr (Short)	200	29,391,418	Sep-13	23,310
Japanese Government Bond 10 yr (Long)	9	13,201,716	Sep-13	40,404
Japanese Government Bond 10 yr Mini (Long)	30	4,399,959	Sep-13	12,746
U.K. Gilt 10 yr (Long)	93	15,941,547	Sep-13	(42,972)
U.S. Treasury Bond 30 yr (Long)	18	2,413,125	Sep-13	(35,722)
U.S. Treasury Bond 30 yr (Long)	42	6,058,500	Sep-13	(350,189)
U.S. Treasury Note 2 yr (Long)	110	24,234,375	Sep-13	3,229
U.S. Treasury Note 10 yr (Long)	27	3,413,813	Sep-13	(4,801)

Total				$(280,481)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/13 (premiums $894,348) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.80)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.80	$20,280,000	$154,534
2.80/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.80	20,280,000	163,051
Credit Suisse International

(2.785)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.785	20,280,000	145,002
2.785/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.785	20,280,000	182,723

Total			$645,310

TBA SALE COMMITMENTS OUTSTANDING at 7/31/13 (proceeds receivable $17,462,422) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, September 1, 2043	$2,000,000	9/12/13	$2,068,750
Federal National Mortgage Association, 4s, August 1, 2043	9,000,000	8/12/13	9,346,640
Federal National Mortgage Association, 3 1/2s, August 1, 2043	6,000,000	8/12/13	6,047,344

Total			$17,462,734

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$20,238,000	(E)	$(89,914)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$1,087,129
		9,769,400	(E)	178,585	9/18/23	3 month USD-LIBOR-BBA	2.20%	(389,604)
	CAD	2,758,000		—	5/1/23	3 month CAD-BA-CDOR	2.135%	(176,399)
	CAD	6,564,000		—	4/26/23	2.17%	3 month CAD-BA-CDOR	397,193
	CAD	1,002,000		—	6/3/23	2.515%	3 month CAD-BA-CDOR	33,043
	CAD	811,000		—	7/22/23	3 month CAD-BA-CDOR	2.82%	(7,878)
	CAD	1,903,000		—	7/25/23	2.9725%	3 month CAD-BA-CDOR	(6,476)
	Barclays Bank PLC
		$25,017,000	(E)	50,534	9/18/15	3 month USD-LIBOR-BBA	0.45%	15,761
		24,401,000	(E)	(1,572)	9/18/15	0.45%	3 month USD-LIBOR-BBA	32,345
		1,667,000	(E)	5,075	9/18/43	3.15%	3 month USD-LIBOR-BBA	166,207
		7,752,000	(E)	2,970	9/18/18	1.15%	3 month USD-LIBOR-BBA	191,188
		38,047,000	(E)	(162,303)	9/18/23	2.20%	3 month USD-LIBOR-BBA	2,050,509
	AUD	2,558,000		—	5/3/23	3.7425%	6 month AUD-BBR-BBSW	70,188
	AUD	2,131,000		—	5/22/23	3.86%	6 month AUD-BBR-BBSW	41,611
	AUD	784,000		—	7/12/23	6 month AUD-BBR-BBSW	4.341%	11,259
	AUD	387,000		—	7/23/23	6 month AUD-BBR-BBSW	4.201%	1,250
	EUR	4,190,000		—	11/5/17	6 month EUR-EURIBOR-REUTERS	0.958%	24,538
	EUR	28,193,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	52,509
	EUR	2,341,000		—	5/21/23	1.567%	6 month EUR-EURIBOR-Telerate	100,266
	EUR	4,717,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.595%	(185,625)
	EUR	785,000		—	5/31/23	1.751%	6 month EUR-EURIBOR-Telerate	16,152
	EUR	845,000		—	6/6/23	1.779%	6 month EUR-EURIBOR-Telerate	15,071
	GBP	1,031,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(135,550)
	JPY	210,533,000		—	5/13/23	6 month JPY-LIBOR-BBA	0.7375%	(46,616)
	JPY	165,645,000		—	5/24/43	6 month JPY-LIBOR-BBA	1.95%	2,097
	JPY	572,279,000		—	5/29/43	1.965%	6 month JPY-LIBOR-BBA	(27,703)
	SEK	5,668,000		—	5/2/23	2.065%	3 month SEK-STIBOR-SIDE	42,353
	SEK	12,848,000		—	5/10/23	2.195%	3 month SEK-STIBOR-SIDE	73,666
	SEK	16,397,000		—	5/16/23	2.1835%	3 month SEK-STIBOR-SIDE	97,342
	Citibank, N.A.
		$3,912,000	(E)	(41,807)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(419,941)
		1,757,000	(E)	282	9/18/15	0.45%	3 month USD-LIBOR-BBA	2,724
		1,682,000	(E)	2,451	9/18/18	1.15%	3 month USD-LIBOR-BBA	43,290
		8,217,000	(E)	20,975	9/18/23	2.20%	3 month USD-LIBOR-BBA	498,876
	CZK	104,809,000		—	8/1/15	6 month CZK-PRIBOR-PRBO	0.795%	(3,880)
	Credit Suisse International
		$2,680,000		643	6/19/15	0.40%	3 month USD-LIBOR-BBA	2,974
		3,224,000	(E)	1,528	9/18/18	1.15%	3 month USD-LIBOR-BBA	79,807
		3,420,000	(E)	5,301	9/18/15	3 month USD-LIBOR-BBA	0.45%	547
		50,986,600	(E)	205,729	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,759,653)
		1,447,900	(E)	(29,334)	9/18/23	2.20%	3 month USD-LIBOR-BBA	54,875
		114,796,000	(E)	(8,299)	9/18/15	0.45%	3 month USD-LIBOR-BBA	151,267
		1,843,000	(E)	13,578	9/18/43	3.15%	3 month USD-LIBOR-BBA	191,722
	AUD	3,808,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(67,088)
	AUD	2,301,000		—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(65,732)
	AUD	2,192,000		—	5/23/23	3.88%	6 month AUD-BBR-BBSW	39,575
	CAD	1,599,000		—	5/6/23	3 month CAD-BA-CDOR	2.2625%	(85,059)
	CAD	1,762,000		—	4/25/23	3 month CAD-BA-CDOR	2.208%	(100,656)
	CAD	4,036,000		—	4/29/23	3 month CAD-BA-CDOR	2.15%	(251,904)
	CAD	1,596,000		—	6/20/23	3 month CAD-BA-CDOR	2.825%	(11,220)
	CHF	2,583,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	109,323
	CHF	2,583,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	106,345
	EUR	14,820,000		—	6/28/17	6 month EUR-EURIBOR-REUTERS	1.29%	296,789
	EUR	5,650,000		—	6/28/22	6 month EUR-EURIBOR-REUTERS	1.94%	81,430
	EUR	7,448,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.601%	(287,435)
	EUR	1,604,000		—	5/27/23	1.643%	6 month EUR-EURIBOR-Telerate	54,414
	SEK	13,089,000		—	5/2/23	2.07%	3 month SEK-STIBOR-SIDE	96,897
	SEK	15,451,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2275%	(83,835)
	SEK	11,267,000		—	6/3/23	3 month SEK-STIBOR-SIDE	2.3475%	(43,095)
	Deutsche Bank AG
		$4,507,000	(E)	3,258	9/18/18	1.15%	3 month USD-LIBOR-BBA	112,688
		3,257,000	(E)	(319)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(4,846)
		11,428,000	(E)	5,339	9/18/23	3 month USD-LIBOR-BBA	2.20%	(659,313)
		990,000	(E)	3,451	9/18/43	3.15%	3 month USD-LIBOR-BBA	99,145
	Goldman Sachs International
		4,661,000	(E)	(47,610)	9/18/18	1.15%	3 month USD-LIBOR-BBA	65,560
		11,962,000		—	5/21/23	3 month USD-LIBOR-BBA	2.077%	(684,329)
		5,965,000		—	5/22/23	2.06875%	3 month USD-LIBOR-BBA	346,110
		4,215,000	(E)	30,289	9/18/43	3 month USD-LIBOR-BBA	3.15%	(377,133)
		8,179,500	(E)	(43,757)	9/18/23	2.20%	3 month USD-LIBOR-BBA	431,962
		29,270,000	(E)	2,671	9/18/15	3 month USD-LIBOR-BBA	0.45%	(38,014)
		22,984,000	(E)	235,213	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,101,537)
	AUD	2,003,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	50,105
	AUD	7,590,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(127,863)
	AUD	1,535,000		—	5/27/23	3.955%	6 month AUD-BBR-BBSW	19,211
	CAD	2,184,000		—	4/25/23	3 month CAD-BA-CDOR	2.2069%	(124,961)
	CAD	3,032,000		—	5/23/23	2.41%	3 month CAD-BA-CDOR	125,376
	CAD	1,548,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	47,902
	CHF	7,078,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(298,675)
	CHF	2,092,000		—	5/13/23	1.0325%	6 month CHF-LIBOR-BBA	84,759
	CHF	1,671,000		—	5/16/23	1.065%	6 month CHF-LIBOR-BBA	62,358
	CHF	1,075,000		—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	6,192
	CHF	3,600,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	19,720
	CHF	3,600,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	24,195
	EUR	107,271,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	(254,020)
	EUR	26,303,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(6,283)
	EUR	26,303,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(88,411)
	EUR	26,303,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(6,286)
	EUR	26,303,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(91,604)
	EUR	26,303,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(23,777)
	EUR	26,303,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(69,241)
	EUR	4,800,000		—	5/22/23	1.595%	6 month EUR-EURIBOR-Telerate	188,891
	GBP	1,031,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	15,989
	JPY	1,370,000,000		—	9/15/14	0.361%	6 month JPY-LIBOR-BBA	(23,211)
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	(146,554)
	JPY	181,931,000		—	5/28/23	1.015%	6 month JPY-LIBOR-BBA	(8,952)
	KRW	2,760,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	4,523
	KRW	6,550,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	(8,602)
	SEK	14,033,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2375%	(74,188)
	SEK	7,089,000		—	8/2/23	3 month SEK-STIBOR-SIDE	2.6225%	(3,649)
	JPMorgan Chase Bank N.A.
		$5,898,000		—	2/28/18	0.92%	3 month USD-LIBOR-BBA	107,358
		32,444,100	(E)	(322,633)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,564,316
		10,554,300	(E)	232,565	9/18/23	3 month USD-LIBOR-BBA	2.20%	(381,274)
		5,299,000	(E)	(1,279)	9/18/15	0.45%	3 month USD-LIBOR-BBA	6,086
		1,713,000		—	6/7/23	3 month USD-LIBOR-BBA	2.343%	(59,072)
	AUD	2,149,000		—	4/30/23	3.805%	6 month AUD-BBR-BBSW	48,757
	AUD	2,878,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8875%	(47,386)
	CAD	3,500,000		—	9/21/14	1.21561%	3 month CAD-BA-CDOR	7,055
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	(117,698)
	CAD	6,167,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(114,417)
	CAD	1,803,000		—	6/26/23	3 month CAD-BA-CDOR	2.9775%	10,524
	CAD	2,763,000		—	4/26/23	2.1706%	3 month CAD-BA-CDOR	167,053
	CAD	2,557,000		—	5/15/23	2.384%	3 month CAD-BA-CDOR	110,202
	CAD	1,179,000		—	6/14/23	2.6025%	3 month CAD-BA-CDOR	30,662
	CAD	2,134,000		—	7/9/23	3 month CAD-BA-CDOR	2.963%	7,821
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	82,682
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	84,466
	JPY	272,069,000		—	5/7/43	1.74375%	6 month JPY-LIBOR-BBA	136,647
	JPY	257,324,000		—	6/3/43	6 month JPY-LIBOR-BBA	1.945%	(1,313)
	JPY	77,517,000		—	6/7/43	1.955%	6 month JPY-LIBOR-BBA	(1,396)
	ZAR	59,354,000		—	7/10/15	5.90%	3 month ZAR-JIBAR-SAFEX	10,937
	ZAR	26,587,000		—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	(15,384)
	Royal Bank of Scotland PLC (The)
		$1,364,000		(18,072)	6/19/23	2.00%	3 month USD-LIBOR-BBA	73,539

	Total							$370,585
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$23,818,600	(E)	$(1,138,019)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$247,272
		16,580,200	(E)	510,443	9/18/23	3 month USD-LIBOR-BBA	2.20%	(453,863)
		5,070,000		(67)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(173,180)
		20,280,000		51,445	7/2/23	3 month USD-LIBOR-BBA	2.58%	(261,663)
		1,208,000	(E)	1,688	9/18/15	3 month USD-LIBOR-BBA	0.45%	9
		6,993,000	(E)	(18,943)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(9,223)
		1,057,000	(E)	19,990	9/18/23	3 month USD-LIBOR-BBA	2.20%	(41,485)
		7,451,000	(E)	(223,650)	9/18/23	2.20%	3 month USD-LIBOR-BBA	209,700
		769,000		(6)	7/18/23	3 month USD-LIBOR-BBA	2.738%	(2,016)
		1,026,000		(14)	6/10/23	3 month USD-LIBOR-BBA	2.27%	(42,685)
	EUR	3,000,000		(71)	7/29/43	6 month EUR-EURIBOR-REUTERS	2.516%	21,045
	EUR	13,700,000		(131)	7/29/23	2.0055%	6 month EUR-EURIBOR-REUTERS	(69,071)
	EUR	2,576,000		(24)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	11,926
	EUR	1,970,000		(19)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	12,068
	EUR	3,000,000		(71)	7/26/43	6 month EUR-EURIBOR-REUTERS	2.462%	(26,355)
	EUR	7,200,000		(69)	7/26/23	1.95%	6 month EUR-EURIBOR-REUTERS	11,298
	EUR	14,000,000		(75)	7/29/18	6 month EUR-EURIBOR-REUTERS	1.186%	23,339
	JPY	379,698,000		(68)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(66,534)
	JPY	1,827,358,000		(74)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	66,272
	JPY	189,849,000		(34)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(12,449)
	JPY	913,679,000		(37)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	15,781
	JPY	77,770,000		(14)	7/24/43	6 month JPY-LIBOR-BBA	1.99375%	7,050
	JPY	926,600,000		(67)	7/30/23	0.99%	6 month JPY-LIBOR-BBA	(4,549)
	JPY	1,807,400,000		(73)	7/30/18	6 month JPY-LIBOR-BBA	0.4475%	(4,839)
	JPY	155,600,000		(28)	7/30/43	6 month JPY-LIBOR-BBA	1.9775%	7,212
		$163,000	(E)	(9,652)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(172)
		2,777,000		(37)	7/5/23	2.703%	3 month USD-LIBOR-BBA	12,330
	EUR	574,000		(10)	7/31/23	1.998%	6 month EUR-EURIBOR-REUTERS	(2,355)
	GBP	9,700,000		(120)	7/29/18	6 month GBP-LIBOR-BBA	1.38%	(6,082)
	GBP	2,400,000		(125)	7/29/43	3.32%	6 month GBP-LIBOR-BBA	(6,027)
		$6,495,000	(E)	(184,519)	9/18/18	1.15%	3 month USD-LIBOR-BBA	(26,820)
		16,039,000	(E)	51,459	9/18/15	3 month USD-LIBOR-BBA	0.45%	29,166
		35,132,000	(E)	2,112,502	9/18/23	3 month USD-LIBOR-BBA	2.20%	69,225
		39,334,000	(E)	(1,861,691)	9/18/23	2.20%	3 month USD-LIBOR-BBA	425,974
		29,498,000	(E)	(86,921)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(45,919)
		7,845,000	(E)	(776,137)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(17,840)
		2,400,000		(32)	7/2/23	2.7025%	3 month USD-LIBOR-BBA	10,098
	EUR	1,290,000		(23)	6/20/23	1.835%	6 month EUR-EURIBOR-REUTERS	15,923
	EUR	1,117,000		(20)	8/2/23	1.973%	6 month EUR-EURIBOR-REUTERS	(711)
	EUR	7,500,000		(80)	7/30/18	6 month EUR-EURIBOR-REUTERS	1.185%	12,131
	EUR	3,600,000		(63)	7/30/23	2.005%	6 month EUR-EURIBOR-REUTERS	(18,054)
	GBP	927,000		(19)	7/31/23	2.44375%	6 month GBP-LIBOR-BBA	4,063
	GBP	600,000		(12)	7/26/23	6 month GBP-LIBOR-BBA	2.4775%	622
	GBP	600,000		(7)	7/26/18	1.4075%	6 month GBP-LIBOR-BBA	(1,063)
	GBP	500,000		(26)	7/26/43	3.335%	6 month GBP-LIBOR-BBA	(3,735)
	JPY	1,807,400,000		(149)	8/1/18	6 month JPY-LIBOR-BBA	0.4525%	4,540
	JPY	926,600,000		(125)	8/1/23	0.9955%	6 month JPY-LIBOR-BBA	(8,917)
	JPY	155,600,000		(54)	8/1/43	6 month JPY-LIBOR-BBA	1.96125%	502
		$6,500,000		(221)	7/31/43	3.63%	3 month USD-LIBOR-BBA	(8,753)
		7,701,300	(E)	(474,509)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(26,601)
		24,900,000		(200)	7/31/18	3 month USD-LIBOR-BBA	1.545%	(17,814)
		16,349,300	(E)	(894,967)	9/18/23	2.20%	3 month USD-LIBOR-BBA	55,909
		1,944,000	(E)	(197,771)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(9,864)
		5,210,000	(E)	129,941	9/18/18	3 month USD-LIBOR-BBA	1.15%	3,442
		672,000	(E)	40,176	9/18/23	3 month USD-LIBOR-BBA	2.20%	1,093
		13,400,000		(108)	6/26/18	1.765%	3 month USD-LIBOR-BBA	(173,359)
		3,400,000		(116)	6/26/43	3.55%	3 month USD-LIBOR-BBA	38,459
		14,500,000		(191)	6/26/23	3 month USD-LIBOR-BBA	2.875%	177,120
	EUR	5,700,000		(101)	6/20/23	1.835%	6 month EUR-EURIBOR-Telerate	70,357
	EUR	7,800,000	(E)	(114)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(26,886)
	EUR	1,294,000		(22)	7/2/23	2.0125%	6 month EUR-EURIBOR-Telerate	(11,073)
	EUR	7,800,000	(E)	(114)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	(24,395)
	EUR	16,911,000		(291)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	18,780
	EUR	3,000,000		(133)	7/15/43	2.513%	6 month EUR-EURIBOR-REUTERS	(21,216)
	EUR	7,200,000		(124)	7/15/23	6 month EUR-EURIBOR-REUTERS	1.943%	(10,072)
	GBP	11,900,000		(143)	7/10/18	1.4525%	6 month GBP-LIBOR-BBA	(76,707)
	GBP	10,500,000		(207)	7/10/23	6 month GBP-LIBOR-BBA	2.49%	50,994
	GBP	2,900,000		(147)	7/10/43	3.335%	6 month GBP-LIBOR-BBA	(26,905)
	JPY	96,291,000		(33)	7/1/43	6 month JPY-LIBOR-BBA	1.871%	(20,102)
	JPY	57,146,000		(20)	8/2/43	6 month JPY-LIBOR-BBA	1.94%	(2,913)
		$13,459,300	(E)	(603,815)	9/18/23	2.20%	3 month USD-LIBOR-BBA	178,977
		3,336,200	(E)	185,546	9/18/23	3 month USD-LIBOR-BBA	2.20%	(8,488)
		2,809,000	(E)	3,334	9/18/15	3 month USD-LIBOR-BBA	0.45%	(571)
		22,372,000		(180)	7/5/18	1.5625%	3 month USD-LIBOR-BBA	(50,809)
		6,064,000		(206)	7/5/43	3.43%	3 month USD-LIBOR-BBA	215,843
		21,915,000		(289)	7/5/23	3 month USD-LIBOR-BBA	2.69125%	(121,517)
	GBP	2,900,000		(150)	7/17/43	3.27%	6 month GBP-LIBOR-BBA	33,610
	GBP	10,500,000		(210)	7/17/23	6 month GBP-LIBOR-BBA	2.38125%	(119,691)
	GBP	11,900,000		(145)	7/17/18	1.35%	6 month GBP-LIBOR-BBA	21,698
	JPY	116,204,000		(42)	6/21/43	1.8975%	6 month JPY-LIBOR-BBA	15,684

	Total							$36,169
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$727,981	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(1,779)
	1,338,754	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,167)
Barclays Bank PLC
	152,292	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,027
	237,097	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	347
	1,050,032	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,566)
	7,873,166	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,237)
	1,646,499	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,023)
	826,874	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,020)
	375,899	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(918)
	2,594,472	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(25,517)
	10,447,616	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	72,076
	7,879	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16
	42,990	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(237)
	160,616	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,108
	818,590	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,000)
	696,790	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,843
	93,068	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	628
	1,389,906	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	9,661
	3,715,866	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,635
	746,103	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,147
	133,448	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	900
	432,649	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,917
	313,815	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,116
	14,056	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(118)
	14,653	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(81)
	3,173,962	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,461)
	490,066	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,099)
	2,267,155	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	12,472
	350,089	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	2,928
	2,678,478	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	26,344
	412,260	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,055
	1,752,124	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,281
	488,426	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,193)
	244,213	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,597)
	244,213	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,597)
	1,338,754	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,167)
	490,121	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,205)
	1,272,760	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(8,322)
	490,121	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,205)
	2,765	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15)
	1,762,997	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,308)
	1,098,284	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(16,348)
	352,703	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,433
	464,143	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(6,909)
	1,007,578	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,543)
	751,295	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,508
	978,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,397)
	566,340	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,116)
	1,153,585	(12,978)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,764)
	1,787,392	(31,000)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,899)
Citibank, N.A.
	275,109	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,898
	615,107	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,503)
	2,134,905	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,561)
	1,186,722	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,900
	2,237,083	(44,742)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,968)
Credit Suisse International
	1,214,467	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	7,869
	144,975	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(354)
	727,463	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,777)
	1,338,754	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,167)
	1,762,479	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,306)
	3,258,308	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,961)
	1,077,473	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,633
	4,883,061	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,931
	2,468,713	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,032
	1,661,515	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,060
	1,409,362	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,444
	1,868,104	(20,140)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,317)
	1,887,948	(37,759)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,917)
	2,510,466	(43,933)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,645)
Goldman Sachs International
	397,675	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	570
	1,020,001	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,492)
	72,987	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	147
	146,528	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(358)
	286,325	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(700)
	285,523	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,808)
	588,612	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	861
	588,612	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	861
	4,398,949	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,748)
	261,990	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(640)
	3,165,033	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(31,129)
	5,709,418	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,950)
	5,892,555	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(57,954)
	1,295,537	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,742)
	436,478	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,066)
	1,044,854	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,553)
	1,218,306	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,977)
	5,944	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12
	319,028	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,138)
	2,313,132	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,071)
	76,857	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(423)
	92,201	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(507)
	2,626	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5
	1,741,456	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,580)
	560,224	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,369)
	1,073,849	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,624)
	1,597,311	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,903)
	1,662,225	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,430
	1,616,469	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,950
	875,290	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,280
	2,300,694	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	22,628
	2,134,905	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,561
	28,061	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(56)
	27,234	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	39
	1,348,783	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,296)
	1,336,811	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,148)
	1,338,754	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,167)
	887,971	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,170)
	629,802	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,194
	2,678,927	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,545
	2,678,409	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,544
	1,846,357	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,511
	2,644,488	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	26,009
EUR	5,700,000	—	6/20/23	1.84%	Eurostat Eurozone HICP excluding tobacco	27,981
JPMorgan Chase Bank N.A.
	$2,011,287	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,782)

Total						$(171,298)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$(615)
	CMBX NA BBB Index	BBB-/P	5,303	88,000	5/11/63	300 bp	(2,099)
	CMBX NA BBB Index	BBB-/P	10,865	176,000	5/11/63	300 bp	(3,939)
	CMBX NA BBB Index	BBB-/P	10,317	181,000	5/11/63	300 bp	(4,908)
	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	(21,712)	271,000	9/20/17	(100 bp)	(19,697)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(44,217)	271,000	9/20/17	(100 bp)	(13,821)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	676	23,000	5/11/63	300 bp	(1,259)
	CMBX NA BBB Index	BBB-/P	8,434	69,000	5/11/63	300 bp	2,630
	CMBX NA BBB Index	BBB-/P	6,887	71,000	5/11/63	300 bp	914
	CMBX NA BBB Index	BBB-/P	1,454	76,000	5/11/63	300 bp	(4,939)
	CMBX NA BBB Index	BBB-/P	690	89,000	5/11/63	300 bp	(6,796)
	CMBX NA BBB Index	BBB-/P	8,994	113,000	5/11/63	300 bp	(511)
	CMBX NA BBB Index	BBB-/P	15,705	139,000	5/11/63	300 bp	4,013
	CMBX NA BBB Index	BBB-/P	13,676	141,000	5/11/63	300 bp	1,816
	CMBX NA BBB Index	BBB-/P	11,537	149,000	5/11/63	300 bp	(997)
	CMBX NA BBB Index	BBB-/P	11,968	150,000	5/11/63	300 bp	(648)
	CMBX NA BBB Index	BBB-/P	9,867	150,000	5/11/63	300 bp	(2,750)
	CMBX NA BBB Index	BBB-/P	4,625	152,000	5/11/63	300 bp	(8,161)
	CMBX NA BBB Index	BBB-/P	2,678	152,000	5/11/63	300 bp	(10,108)
	CMBX NA BBB Index	BBB-/P	2,397	156,000	5/11/63	300 bp	(10,725)
	CMBX NA BBB Index	BBB-/P	2,067	178,000	5/11/63	300 bp	(12,906)
	CMBX NA BBB Index	BBB-/P	13,039	179,000	5/11/63	300 bp	(2,018)
	CMBX NA BBB Index	BBB-/P	19,849	259,000	5/11/63	300 bp	(1,937)
	CMBX NA BBB Index	BBB-/P	15,389	375,000	5/11/63	300 bp	(16,155)
	CMBX NA BBB Index	BBB-/P	14,707	133,000	5/11/63	300 bp	3,520
	Spain Gov't, 5.50%, 7/30/2017	—	(31,948)	271,000	9/20/17	(100 bp)	(19,252)

	Total						$(131,348)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $320,467,022.
(b)	The aggregate identified cost on a tax basis is $391,864,614, resulting in gross unrealized appreciation and depreciation of $11,962,887 and $9,599,099, respectively, or net unrealized appreciation of $2,363,788.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$30,001,394	$43,241,289	$73,242,683	$9,077	$—
	Putnam Short Term Investment Fund *	—	125,714,614	115,475,205	6,037	10,239,409
	Totals	$30,001,394	$168,955,903	$188,717,888	$15,114	$10,239,409
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $206,414,307 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.5%
	Spain	5.7
	Italy	4.8
	United Kingdom	4.7
	Germany	4.6
	Japan	4.1
	France	3.1
	Belgium	1.3
	Canada	1.3
	Netherlands	1.1
	Luxembourg	1.1
	Argentina	1.1
	Portugal	1.1
	Mexico	1.0
	Russia	1.0
	Greece	0.9
	Ireland	0.7
	Supra-Nation	0.5
	Brazil	0.5
	Other	2.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to hedge market risk.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,313,697 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $10,874,325.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$90,137,248	$—
Foreign government and agency bonds and notes	—	119,879,511	—
Mortgage-backed securities	—	74,691,874	—
Municipal bonds and notes	—	551,617	—
Purchased swap options outstanding	—	517,832	—
Senior loans	—	93,924	—
U.S. government and agency mortgage obligations	—	78,456,595	—
U.S. treasury obligations	—	2,542,673	—
Short-term investments	14,320,409	13,036,719	—

Totals by level	$14,320,409	$379,907,993	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(823,786)	$—
Futures contracts	(280,481)	—	—
Written swap options outstanding	—	(645,310)	—
TBA sale commitments	—	(17,462,734)	—
Interest rate swap contracts	—	3,542,637	—
Total return swap contracts	—	19,254	—
Credit default contracts	—	(227,261)	—

Totals by level	$(280,481)	$(15,597,200)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$45,107	$272,368
Foreign exchange contracts	1,681,467	2,505,253
Interest rate contracts	20,739,841	17,585,909

Total	$22,466,415	$20,363,530

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$274,100,000
Written swap option contracts (contract amount)	$242,500,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$520,900,000
OTC interest rate swap contracts (notional)	$1,200,100,000
Centrally cleared interest rate swap contracts (notional)	$219,200,000
OTC total return swap contracts (notional)	$140,300,000
OTC credit default swap contracts (notional)	$2,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013